PAINEWEBBER STRATEGIC INCOME FUND                            SEMIANNUAL REPORT

                                                   |   PaineWebber Strategic |
                                                   |   Income Fund           |
                                                   |   FUND PROFILE          |
                                                   |                         |
                                                   | o Goal:                 |
                                                   |   High current income,  |
                                                   |   secondarily capital   |
                                                   |   appreciation          |
                                                   |                         |
                                                   | o Allocation Manager:   |
                                                   |   Dennis L. McCauley,   |
                                                   |   Mitchell Hutchins     |
                                                   |   Asset Management Inc. |
                                                   |                         |
                                                   | o Total Net Assets:     |
                                                   |   $108.3 million as     |
                                                   |   of May 31, 1998       |
                                                   |                         |
                                                   | o Dividend Payments:    |
                                                   |   Monthly               |


                                                                 July 15, 1998

Dear Shareholder,

   We are pleased to present you with the semiannual report for the PaineWebber Strategic Income Fund ("the Fund") for the six-month period ended May 31, 1998.

GENERAL MARKET OVERVIEW
------------------------------------------------------------------------------

[GRAPHIC]   Through most of last year--as above-trend economic growth
            persisted--the Federal Reserve ("the Fed") monitored the economy with a "tightening bias," i.e., a predisposition to raise interest rates if the risk of inflation appeared to increase. In December the Fed adopted a neutral stance, a sign that it did not consider inflation an imminent threat. The Fed perceived that the Asian crisis would slow the U.S. eonomy by reducing demand for U.S. exports. During the spring of 1998, strong domestic demand persisted despite the slowing effect of the Asian crisis, and in March the Fed reverted to its tightening bias.

   Aided by low inflation, a budget surplus and a strong dollar, interest rates fell across the yield curve through the six-month period ended May 31, 1998. The main themes affecting the market were slight inflationary pressure despite a strong domestic economy, and the Asian crisis, which continued to drive "flight-to-quality" demand for U.S. Treasury debt.

   U.S. Treasurys outperformed foreign markets, though in terms of their own currencies all developed government bond markets produced positive returns. Returns in these markets benefited from the "flight to quality" as well as perceived deflationary effects from Asian currency devaluations.


PORTFOLIO REVIEW
-------------------------------------------------------------------------------

[GRAPHIC]   PERFORMANCE

   The Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended May 31, 1998, without deducting sales charges, was 4.36% for Class A shares, 3.86% for Class B shares, 4.10% for Class C shares and 1.67% for Class Y shares (inception date for Class Y was February 17, 1998).

   For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, Class A shares gained 0.18%, Class B shares lost 1.14% and Class C shares gained 3.35%. Class Y shares are not subject to sales charges.

   The Fund invests in three main bond markets--the U.S. government/investment grade, U.S. high-yield and global sectors--shifting assets among them as conditions warrant. The Fund began the six-month period with 47% of its portfolio in U.S. government and investment-grade corporate bonds, 37% in high-yield bonds, 11% in foreign and emerging market debt and 5% in cash.

   Through the period, we maintained positions in the

PAINEWEBBER STRATEGIC INCOME FUND                            SEMIANNUAL REPORT


PAINEWEBBER
STRATEGIC
INCOME FUND

Sector Allocation
as percent of portfolio assets,
May 31, 1998*

               [PIE CHART]

U.S. high yield                         47.1%
U.S. gov't/investment grade corp.       32.4%
Foreign/emerging markets                14.5%
Cash/cash equivalents                    6.0%

* Allocations are subject to change.



   Fund consistent with our long-term bullish view that interest rates will continue to fall. In such an environment high income is likely to be important. After prices of high-yield bonds fell toward the end of the period, we increased the Fund's allocation to them in the belief that prices should rebound.

   By the end of the period we had shifted the Fund's portfolio mix to 47.1% high-yield, 32.4% U.S. government/investment grade, 14.5% global and 6.0% cash. Most of our current U.S. holdings consist of mortgage securities. If interest rates continue to fall, we think the quest for income will drive mortgage prices higher.

                               HIGH-YIELD SECTOR

   The high-yield sector outperformed the rest of the market from the beginning of the six-month period until mid-April. The high selling prices spurred more than 170 new issuers to enter the market during April and May, an average of four per day. The resulting supply bulge dragged down prices and transformed the high-yield sector from a seller's to a buyer's market. Bond prices fell so low that bank loans became cost competitive with debt issuance as a way to raise capital.

   As opportunistic issuers drop out of the market, the supply bulge is likely to subside and yield spreads to Treasurys should tighten again. We currently do not plan to change our portfolio strategy over the next six months, though we may take advantage of tactical opportunities to enhance yield by increasing the Fund's holdings of B-rated securities.

                                U.S. GOVERNMENT
                          AND INVESTMENT GRADE SECTOR

   During the six-month period, the Fund benefited from its positions in mortgage-backed securities and U.S. government agency obligations. These securities performed fairly well compared to Treasurys, especially considering the high rate of mortgage prepayments. Our emphasis on lower-coupon mortgages and commercial mortgage-backed securities, which are less sensitive to prepayment risk, was appropriate in such an environment.

   We are maintaining the Fund's weightings in this sector, although our security selections now emphasize convexity to protect the portfolio from prepayment risk. While the current, high rate of mortgage prepayments is likely to peak, risks of further acceleration will haunt the market as long as interest rates remain low. For the present, we believe call protections and convexity are the keys to better performance.

                                 GLOBAL SECTOR

   We have de-emphasized global exposure over the past several months. Interest rates in the more developed markets are lower than U.S. rates and the dollar remains strong, so we have underweighted markets such as Europe. As of May 31, 1998 the Fund held 5.2% of net assets in Germany and 2.0% in the U.K. The Fund also held a 2.1% position in New Zealand.

   We have taken a conservative posture on emerging-market debt, with exposure only to Mexico (2.2% of net assets on May 31, 1998), Poland (2.0%) and Greece (1.5%). Poland was one of the top-performing emerging markets for the period.

PAINEWEBBER STRATEGIC INCOME FUND                            SEMIANNUAL REPORT


GENERAL OUTLOOK
------------------------------------------------------------------------------

[GRAPHIC]   We remain bullish on bonds despite recent volatility in the marketplace. The overall outlook for the developed markets is positive, and demand for their debt should remain high as the "flight to quality" continues. Growth and inflation should remain moderate in the U.S. and Europe. We expect growth in Asia to remain anemic over the next 12 months. We continue to avoid Asia and will for the foreseeable future.

   As the business cycle ages and earnings comparisons become tougher, careful security selection and opportunistic investing take on added significance. Our investment approach and philosophy emphasize proactive, fundamental credit research combined with bottom-up security selection in stable-to-improving sectors. We think our approach will serve the Fund well in the current market environment.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a quarterly Fund Profile on the PaineWebber Strategic Income Fund or another fund in the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,

/s/ MARGO ALEXANDER                                  /s/ DENNIS L. MCCAULEY

MARGO ALEXANDER                                      DENNIS L. MCCAULEY
President,                                           Chief Investment Officer--Fixed Income
Mitchell Hutchins                                    Mitchell Hutchins
Asset Management Inc.                                Asset Management Inc.
                                                     Allocation Manager
                                                     PaineWebber Strategic Income Fund



/s/ THOMAS J. LIBASSI                                /s/ NIRMAL SINGH

THOMAS J. LIBASSI                                    NIRMAL SINGH
Sector Manager                                       Sector Manager
High Yield                                           U.S. Government and Investment Grade
PaineWebber Strategic Income Fund                    PaineWebber Strategic Income Fund


/s/ STUART WAUGH                        /s/ CRAIG M. VARRELMAN                  /s/ JAMES F. KEEGAN

STUART WAUGH                            CRAIG M. VARRELMAN                      JAMES F. KEEGAN
Sector Manager                          Portfolio Manager                       Portfolio Manager
Foreign and Emerging Market Sector      U.S. Government and                     U.S. Government and
PaineWebber Strategic Income Fund       Investment Grade Sector                 Investment Grade Sector
                                        PaineWebber Strategic Income Fund       PaineWebber Strategic
                                                                                Income Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended May 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER STRATEGIC INCOME FUND

PERFORMANCE RESULTS (unaudited)



                                                                                       Total Return(1)
                                   Net Asset Value                    -----------------------------------------------------
                    -----------------------------------------------           12 Months            6 Months
                         05/31/98      11/30/97      05/31/97              Ended 05/31/98       Ended 05/31/98
---------------------------------------------------------------------------------------------------------------------------
Class A Shares             $9.64         $9.60         $9.37                    10.73%               4.36%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares              9.62          9.59          9.36                     9.79                3.86
---------------------------------------------------------------------------------------------------------------------------
Class C Shares              9.63          9.59          9.36                    10.19                4.10
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                             Net Asset Value
                    --------------------------------   Capital Gains                                 Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid(2)        Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/07/94-12/31/94         $10.00         $8.56               --                $0.5792              (8.76)%
---------------------------------------------------------------------------------------------------------------------------
1995                        8.56          8.79               --                 0.9392              14.12
---------------------------------------------------------------------------------------------------------------------------
1996                        8.79          9.34               --                 0.6352              14.00
---------------------------------------------------------------------------------------------------------------------------
1997                        9.34          9.56               --                 0.7116              10.32
---------------------------------------------------------------------------------------------------------------------------
01/01/98-05/31/98           9.56          9.64               --                 0.2791               3.79
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $3.1443
---------------------------------------------------------------------------------------------------------------------------
                                                  Cumulative Total Return as of 05/31/98:           35.92%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                             Net Asset Value
                    --------------------------------   Capital Gains                                 Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid(2)        Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/07/94-12/31/94         $10.00         $8.55               --                $0.5242              (9.41)%
---------------------------------------------------------------------------------------------------------------------------
1995                        8.55          8.78               --                 0.8733              13.29
---------------------------------------------------------------------------------------------------------------------------
1996                        8.78          9.33               --                 0.5727              13.23
---------------------------------------------------------------------------------------------------------------------------
1997                        9.33          9.55               --                 0.6386               9.48
---------------------------------------------------------------------------------------------------------------------------
01/01/98-05/31/98           9.55          9.62               --                 0.2482               3.35
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $2.8570
---------------------------------------------------------------------------------------------------------------------------
                                                  Cumulative Total Return as of 05/31/98:           31.50%
---------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                             Net Asset Value
                    --------------------------------   Capital Gains                                 Total
Period Covered           Beginning       Ending          Distributed       Dividends Paid(2)        Return(1)
---------------------------------------------------------------------------------------------------------------------------
02/07/94-12/31/94         $10.00         $8.56               --                $0.5424              (9.13)%
---------------------------------------------------------------------------------------------------------------------------
1995                        8.56          8.79               --                 0.8951              13.56
---------------------------------------------------------------------------------------------------------------------------
1996                        8.79          9.33               --                 0.5934              13.36
---------------------------------------------------------------------------------------------------------------------------
1997                        9.33          9.56               --                 0.6638               9.89
---------------------------------------------------------------------------------------------------------------------------
01/01/98-05/31/98           9.56          9.63               --                 0.2587               3.46
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals:  $0.0000         $2.9534
---------------------------------------------------------------------------------------------------------------------------
                                                  Cumulative Total Return as of 05/31/98:           33.00%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

(2) Includes foreign exchange gain distributions, if any.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER STRATEGIC INCOME FUND

PERFORMANCE RESULTS (unaudited)


AVERAGE ANNUAL TOTAL RETURN(1)




                                   % Return Without Deducting                    % Return After Deducting
                                      Maximum Sales Charge                         Maximum Sales Charge
                              -------------------------------------      --------------------------------------------
Class                            A*            B**            C***           A*            B**            C***
---------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 06/30/98    9.21%         8.39%          8.67%         4.89%          3.39%         7.92%
---------------------------------------------------------------------------------------------------------------------
Three Years Ended 06/30/98     10.81         10.00          10.31          9.33           9.17         10.31
---------------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 06/30/98+            7.27          6.48           6.76          6.27           6.12          6.76
---------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 1 year. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class B shares bear ongoing 12b-1 distribution and service fees.

+   Commencement of issuance dates are February 7, 1994 for Class A, Class B and
Class C shares.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Since inception, February 17, 1998 through May 31, 1998 and since inception through June 30, 1998, Class Y shares had a total return of 1.67% and 1.97%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS                              MAY 31, 1998 (unaudited)



Principal
 Amount                                                                              Maturity        Interest
  (000)                                                                                Dates           Rates            Value
----------                                                                           --------         --------          -----
U.S. GOVERNMENT AND INVESTMENT GRADE OBLIGATIONS--33.23%
U.S. Government Obligations--4.91%
$  4,000    U.S. Treasury Bonds (1).............................................      08/15/27            6.375%        $4,288,752
   1,000    U.S. Treasury Notes.................................................      06/30/01            6.625          1,028,750
                                                                                                                        ----------
Total U.S. Government Obligations (cost--$5,145,691)............................                                         5,317,502
                                                                                                                        ----------
Government National Mortgage Association Certificates--5.78%
   5,939    GNMA (cost--$6,269,724)............................................. 06/15/17 to 11/15/17     8.000          6,257,162
                                                                                                                        ----------
Federal National Mortgage Association Certificates--7.81%
   4,040    FNMA................................................................ 08/01/27 to 03/01/28     7.000          4,098,880
   4,500    FNMA 30 year TBA....................................................          TBA             6.000          4,366,409
                                                                                                                        ----------
Total Federal National Mortgage Association Certificates (cost--$8,421,116).....                                         8,465,289
                                                                                                                        ----------
Collateralized Mortgage Obligations--14.73%
   6,810    First Union Lehman Brothers Mortgage Trust Series 1997-C2 Class A3..      12/18/07            6.650          6,949,877
   5,000    FNMA REMIC Series 1993-87 Class J...................................      04/25/22            6.250          4,934,048
   4,000    CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A2..      07/17/07            6.520          4,075,960
                                                                                                                        ----------
Total Collateralized Mortgage Obligations (cost--$15,756,769)...................                                        15,959,885
                                                                                                                        ----------
Total U.S. Government and Investment Grade Obligations (cost--$35,593,300)......                                        35,999,838
                                                                                                                        ----------
GLOBAL DEBT SECURITIES--14.91%
Germany--5.22%
   9,350*   Federal Republic of Germany.........................................      01/04/07            6.000          5,656,377
                                                                                                                        ----------
Greece--1.47%
 489,000*   Republic of Hellenic................................................ 03/21/00 to 03/21/02  9.200 to 9.800    1,592,804
                                                                                                                        ----------
Mexico--2.18%
   1,000    United Mexican States (1)...........................................      09/15/16           11.375          1,140,630
   1,342    United Mexico States, DISC (2)......................................      12/31/19            6.693++        1,222,065
                                                                                                                        ----------
                                                                                                                         2,365,695
                                                                                                                        ----------
New Zealand--2.05%
   3,750*   Government of New Zealand...........................................      03/15/02           10.000          2,215,487
                                                                                                                        ----------
Poland--1.96%
   1,080    Republic of Poland, PAR.............................................      10/27/24            3.000(b)         702,000
   1,580    Republic of Poland, PDI.............................................      10/27/14            4.000(b)       1,429,900
                                                                                                                        ----------
                                                                                                                         2,131,900
                                                                                                                        ----------
United Kingdom--2.03%
   1,121*   United Kingdom Gilt................................................. 07/14/00 to 12/07/15  8.000 to 13.000   2,195,564
                                                                                                                        ----------
Total Global Debt Securities (cost--$16,085,312)...............................                                        16,154,827
                                                                                                                        ----------
HIGH YIELD SECURITIES--48.32%
Corporate Bonds--44.01%
Airlines--0.77%
     750    Airplane Pass Through Trust.........................................      03/15/19           10.875            836,250
                                                                                                                        ----------
Cable--2.85%
   1,000    21St Century Telecom Group Incorporated**...........................      02/15/08           12.250+           572,500
   2,000    Knology Holdings Incorporated**.....................................      10/15/07           11.875+         1,180,000
   1,000    NTL Incorporated**..................................................      04/01/08            9.750+           648,750
   1,000    UIH Australia Pacific Incorporated..................................      05/15/06           14.000+           690,000
                                                                                                                        ----------
                                                                                                                         3,091,250
                                                                                                                        ----------

PAINEWEBBER STRATEGIC INCOME FUND

Principal
 Amount                                                                              Maturity        Interest
  (000)                                                                                Dates           Rates            Value
----------                                                                           --------         --------          -----
HIGH YIELD SECURITIES (CONTINUED)

Corporate Bonds (continued)

Communications--6.62%
$  1,000    Barak ITC.....................................................            11/15/07           12.500%        $  600,000
   1,000#   Colt Telecom Group PLC........................................            12/15/06           12.000+           790,000
     625    GST Equipment Funding Incorporated............................            05/01/07           13.250            718,750
     100    ITC Deltacom Incorporated.....................................            03/01/08            8.875            102,500
   2,500    Nextel Communications Incorporated**..........................            02/15/08            9.950+         1,578,125
   1,500    Nextel International Incorporated**...........................            04/15/08            9.950+           896,250
     750#   Pathnet Incorporated**........................................            04/15/08           12.250            817,500
     350    PSI Net Incorporated**........................................            02/15/05           10.000            355,250
     500    Verio Incorporated**..........................................     06/15/04 and 04/01/05 10.375 and 13.500     565,000
   1,250#   Viatel Incorporated...........................................            04/15/08           12.500+           743,750
                                                                                                                         ---------
                                                                                                                         7,167,125
                                                                                                                         ---------
Consumer Manufacturing--2.40%
     500    Apparel Ventures Incorporated.................................            12/31/00           12.250            495,000
   1,000    Decora Inds Incorporated**....................................            05/01/05           11.000            976,250
     500    EKCO Group Incorporated.......................................            04/01/06            9.250            525,000
   2,000    Sunbeam Corporation**.........................................            03/25/03++          5.000***         602,500
                                                                                                                         ---------
                                                                                                                         2,598,750
                                                                                                                         ---------
Energy--3.69%
   1,000    Grant Geophysical Incorporated**..............................            02/15/08            9.750            995,000
   1,000    Hvide Marine Incorporated.....................................            02/15/08            8.375            972,500
   1,000    Northern Offshore ASA**.......................................            05/15/05           10.000            990,000
     625    Transamerican Energy Corporation..............................            06/15/02           13.000+           518,750
     500#   Transamerican Refining Corporation**..........................            06/30/03           16.000            525,000
                                                                                                                         ---------
                                                                                                                         4,001,250
                                                                                                                         ---------
Entertainment--0.97%
     625    Discovery Zone Incorporated...................................            08/01/02           13.500            562,500
     482    United Artists Theatre Circuit................................            07/01/15            9.300            489,580
                                                                                                                         ---------
                                                                                                                         1,052,080
                                                                                                                         ---------
Finance--0.59%
     500    Olympic Financial Limited.....................................            03/15/07           11.500            497,500
     175    Emergent Group Incorporated**.................................            09/15/04           10.750            147,000
                                                                                                                         ---------
                                                                                                                           644,500
                                                                                                                         ---------
Food & Beverage--1.86%
   1,000    Iowa Select Farms L.P.**......................................            12/01/05           10.750          1,000,000
   1,000    Packaged Ice Incorporated**...................................            02/01/05            9.750          1,010,000
                                                                                                                         ---------
                                                                                                                         2,010,000
                                                                                                                         ---------
General Industrial--2.89%
   1,000    Icon Health & Fitness.........................................            11/15/04           15.000+           810,000
   1,000    Jordan Telecommunication Products.............................            08/01/07            9.875          1,025,000
   1,000    Poindexter J.B. Incorporated..................................            05/15/04           12.500          1,025,000
     250    W. R. Carpenter North America Incorporated....................            06/15/07           10.625            265,625
                                                                                                                         ---------
                                                                                                                         3,125,625
                                                                                                                         ---------
Hotels & Lodging--0.57%
     625    Silverleaf Resorts Incorporated...............................            04/01/08           10.500            612,500
                                                                                                                         ---------

PAINEWEBBER STRATEGIC INCOME FUND


Principal
 Amount                                                                              Maturity        Interest
  (000)                                                                                Dates           Rates              Value
----------                                                                           --------         --------            -----
HIGH YIELD SECURITIES (CONTINUED)

Corporate Bonds (concluded)
Media--0.93%
$    500    Impac Group Incorporated**..........................................      03/15/08           10.125%        $  500,000
     500    Source Media Incorporated...........................................      11/01/04           12.000            505,000
                                                                                                                         ---------
                                                                                                                         1,005,000
                                                                                                                         ---------
Metals & Mining--1.91%
     600    Mastec Incorporated**...............................................      02/01/08            7.750            567,000
   1,000    Metal Management Incorporated**.....................................      05/15/08           10.000            992,500
     500    WCI Steel Incorporated..............................................      12/01/04           10.000            512,500
                                                                                                                         ---------
                                                                                                                         2,072,000
                                                                                                                         ---------
Packaging--1.21%
     750    Bear Island Paper Company LLC.......................................      12/01/07           10.000            774,375
     500    Vicap, S.A. de C.V.**...............................................      05/15/07           11.375            535,000
                                                                                                                         ---------
                                                                                                                         1,309,375
                                                                                                                         ---------
Real Estate and Buildings--3.86%
     625    American Architectural Products**...................................      12/01/07           11.750            657,813
     750    Forest City Enterprises Incorporated................................      03/15/08            8.500            750,000
   2,000    Socgen Real Estate Company LLC......................................      12/29/49            7.640          2,006,274
     750    U.S. Home Corporation...............................................      08/15/07            8.880            765,000
                                                                                                                         ---------
                                                                                                                         4,179,087
                                                                                                                         ---------
Restaurants--0.92%
   1,000    American Restaurant Group Incorporated**............................       2/15/03           11.500          1,000,000
                                                                                                                         ---------
Retail--4.47%
   1,000    Advance Holding Corporation**.......................................      04/15/09           12.875            580,000
     500    Big 5 Corporation...................................................      11/15/07           10.875            520,000
     750    Chief Auto Parts Incorporated.......................................      05/15/05           10.500            848,438
     750    Jafra Cosmetics International Incorporated**........................      05/01/08           11.750            750,000
     750    Mrs. Fields Original**..............................................      12/01/04           10.125            736,875
     625    Musicland Group Incorporated**......................................      03/15/08            9.875            625,000
     750    Tuesday Morning Corporation**.......................................      12/15/07           11.000            783,750
                                                                                                                         ---------
                                                                                                                         4,844,063
                                                                                                                         ---------
Technology--2.70%
     500    Ampex Corporation**(c)..............................................      03/15/03           12.000            525,000
   2,000    Electronic Retailing Systems International..........................      02/01/04           13.250+         1,020,000
   1,750    InterAct Systems Incorporated**.....................................      08/01/03           14.000+           787,500
     625    Samsung Electronics America Incorporated**..........................      05/01/03            9.750            592,188
                                                                                                                         ---------
                                                                                                                         2,924,688
                                                                                                                         ---------
Transportation Non-air--4.17%
     750    Atlantic Express Transportation Corporation.........................      02/01/04           10.750            798,750
   1,000    Equimar Shipholdings Limited........................................      07/01/07            9.875            925,000
     750    Navigator Gas Transport PLC.........................................      06/30/07           10.500            787,500
   1,000    Navistar International Corporation**................................      02/01/08            8.000          1,002,500
     500    Stena AB............................................................      06/15/07            8.750            510,000
     750    TFM, S.A. de C.V....................................................      06/15/09           11.750+           493,125
                                                                                                                         ---------
                                                                                                                         4,516,875
                                                                                                                         ---------
Utilities--0.63%
     624    Panda Funding Corporation...........................................      08/20/12           11.625            679,857
                                                                                                                         ---------

Total Corporate Bonds (cost--$47,914,463)......................................                                        47,670,275
                                                                                                                        ---------

PAINEWEBBER STRATEGIC INCOME FUND


Principal
 Amount                                                                              Maturity        Interest
  (000)                                                                                Dates           Rates              Value
----------                                                                           --------         --------            -----


HIGH YIELD SECURITIES (CONTINUED)


Convertible Bonds--2.23%
Communications--0.65%
$    110    GST Telecommunications Incorporated.................................      12/15/05           13.875%        $  148,500
   1,000    Allegiance Telecom Incorporated.....................................      02/15/08           11.750            555,000
                                                                                                                         ---------
                                                                                                                           703,500
                                                                                                                         ---------

General Industrial--1.58%
     750    Corporate Express Incorporated......................................      07/01/00            4.500            686,250
   1,000    Waste Systems International Incorporated**..........................      05/13/05            7.000          1,025,000
                                                                                                                         ---------
                                                                                                                         1,711,250
                                                                                                                         ---------
Total Convertible Bonds (cost--2,348,796)......................................                                          2,414,750
                                                                                                                         ---------

Number of
 Shares
---------
Common Stocks(a)--1.37%
Communications--0.38%
   1,549    Nextel Communications Incorporated..................................                                            36,498
  48,133    Viatel Incorporated.................................................                                           373,031
                                                                                                                         ---------
                                                                                                                           409,529
                                                                                                                         ---------

Gaming--0.76%
  58,152    Casino America Incorporated.........................................                                           232,608
 102,958    Colorado Gaming & Entertainment Company.............................                                           592,009
                                                                                                                         ---------
                                                                                                                           824,617
                                                                                                                         ---------

Media--0.23%
   2,000    Affiliated Newspaper Investments....................................                                           250,000
                                                                                                                         ---------
Total Common Stocks (cost--$1,045,920)..........................................                                         1,484,146
                                                                                                                         ---------


Number of
Warrants
---------
Warrants(a)--0.71%
Cable--0.01%
   1,000    UIH Australia Pacific Incorporated..................................                                             5,000
                                                                                                                         ---------

Communications--0.39%
   1,000    Colt Telecom Group PLC..............................................                                           215,000
     500    Globalstar Telecommunications.......................................                                            70,000
   3,000    Verio Incorporated..................................................                                           142,500
                                                                                                                         ---------
                                                                                                                           427,500
                                                                                                                         ---------

Consumer Manufacturing--0.19%
   1,000    AVI Holdings Incorporated...........................................                                             5,000
   2,000    IFA Capital Incorporated............................................                                           200,000
                                                                                                                         ---------
                                                                                                                           205,000
                                                                                                                         ---------

Entertainment--0.03%
     625    Discovery Zone Incorporated**.......................................                                            37,500
                                                                                                                         ---------

PAINEWEBBER STRATEGIC INCOME FUND


Number of
Warrants                                                                                                                Value
----------                                                                                                             -------
HIGH YIELD SECURITIES (CONCLUDED)

Warrants(a)--(concluded)

Finance--0.01%

     500    Olympic Financial Limited...........................................                                        $    5,000
                                                                                                                       -----------

Gaming--0.01%
  10,294    Casino America Incorporated.........................................                                            10,294
                                                                                                                       -----------

Technology--0.07%
  17,000    Ampex Corporation...................................................                                            29,750
   2,000    Electronic Retailing Systems International..........................                                            40,000
   1,750    InterAct Systems Incorporated.......................................                                             4,375
                                                                                                                       -----------
                                                                                                                            74,125
                                                                                                                       -----------
Total Warrants (cost--$100,633).................................................                                           764,419
                                                                                                                       -----------
Total High Yield Securities (cost--$51,409,812).................................                                        52,333,590
                                                                                                                       -----------

Principal
 Amount                                                                               Maturity         Interest
  (000)                                                                                 Date             Rate
----------                                                                            --------         --------
SHORT-TERM INVESTMENTS--2.76%
  $3,000    U.S. Treasury Bills (1) (cost--$2,991,000)..........................      06/25/98            4.500%@        2,991,000
                                                                                                                       -----------

REPURCHASE AGREEMENT--3.39%
   3,670    Repurchase Agreement dated 05/29/98 with Salomon Smith
            Barney collateralized by $2,723,000 U.S. Treasury Bonds,
            8.75% due 08/15/20 (value--$3,745,759); proceeds:
            $3,671,691 (cost--$3,670,000)......................................       06/01/98            5.530          3,670,000
                                                                                                                       -----------

Total Investments (cost--$109,749,424)--102.61%.................................                                       111,149,255
Liabilities in excess of other assets--(2.61%)..................................                                        (2,825,766)
                                                                                                                       -----------
Net Assets--100.00%.............................................................                                       108,323,489
                                                                                                                       -----------

------------
*      Stated in local currency
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
***    Yield to put date on zero coupon bond.
# Security represents a unit which is composed of the stated bond with attached warrants or common stock.
+ Denotes a step-up bond or a zero coupon bond that converts to the noted fixed rated at a designated future date.
++     Maturity date reflects earliest date bonds can be put back to issuer.
++++ Variable rate security, interest rate noted is current rate at May 31, 1998.
(a)    Non-income producing
(b)    Reflects rate at May 31, 1998, on step coupon rate instruments
(c)    Illiquid Security representing 0.47% of portfolio assets.
(1)    Security, or a portion thereof, was on loan at May 31, 1998
(2) With an additional 2,067,000 recoverable rights attached maturing on 06/30/03 with no market value.

DISC   Discount Bonds
PDI    Past Due Interest Bond
PAR    Par Bond
REMIC  Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with approximately (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
@      Yield to maturity for discounted securities.

PAINEWEBBER STRATEGIC INCOME FUND



FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                                   Unrealized
                                               Contract to                              Maturity                  Appreciation
                                                 Deliver       In Exchange for            Date                   (Depreciation)
                                               ------------    ---------------          ---------                --------------
British Pounds..............................      680,000       US $1,130,500            07/01/98                  $  21,574
British Pounds..............................      315,000       US   $513,765            07/13/98                        392
Deutsche Marks..............................   11,674,657       US $6,454,981       06/22/98 to 10/02/98             (100,745)
New Zealand Dollars.........................    4,045,000       US $2,350,145            06/22/98                    186,962
U.S. Dollars................................    1,092,524      DEM  1,924,657       06/30/98 to 10/02/98               (8,995)
                                                                                                                    ---------
                                                                                                                    $  99,188

----------------------------
Currency Type Abbreviation:
DEM--Deutsche Marks



                See accompanying notes to financial statements

PAINEWEBBER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES                   MAY 31, 1998 (unaudited)


Assets
Investments in securities, at value (cost--$109,749,424) .............................................       $ 111,149,255
Investments of cash collateral for securities loaned, at value .......................................           8,738,270
Receivable for investments sold ......................................................................             442,625
Interest receivable ..................................................................................           1,627,732
Receivable for shares of beneficial interest sold ....................................................             245,362
Unrealized appreciation on forward foreign currency contracts ........................................             208,928
Deferred organizational costs ........................................................................              40,849
Other assets .........................................................................................              51,508
                                                                                                             -------------
Total assets .........................................................................................         122,504,529
                                                                                                             -------------
Liabilities
Payable for cash collateral on securities loaned .....................................................           8,738,270
Payable for shares of beneficial interest repurchased ................................................             701,614
Payable for investments purchased ....................................................................           4,331,250
Unrealized depreciation on forward currency contracts ................................................             109,740
Payable to affiliates ................................................................................             133,152
Accrued expenses and other liabilities ...............................................................             167,014
                                                                                                             -------------
Total liabilities ....................................................................................          14,181,040
                                                                                                             -------------
Net Assets
Beneficial interest--$0.001 par value (unlimited amount authorized) ..................................         113,294,208
Undistributed net investment income ..................................................................               8,965
Accumulated net realized losses from investment and futures transactions .............................          (6,479,178)
Net unrealized appreciation of investments, other assets, liabilities and forward contracts
  denominated in foreign currencies ..................................................................           1,499,494
                                                                                                             -------------
Net assets ...........................................................................................       $ 108,323,489
                                                                                                             =============

Class A:
Net assets ...........................................................................................       $  33,899,918
                                                                                                             -------------
Shares outstanding ...................................................................................           3,518,152
                                                                                                             -------------
Net asset value and redemption price per share .......................................................       $        9.64
                                                                                                             =============
Maximum offering price per share (net asset value plus sales charge of 4.00% of offering price).......       $       10.04
                                                                                                             =============

Class B:
Net assets ...........................................................................................       $  46,355,096
                                                                                                             -------------
Shares outstanding ...................................................................................           4,816,456
                                                                                                             -------------
Net asset value and offering price per share .........................................................       $        9.62
                                                                                                             =============

Class C:
Net assets ...........................................................................................       $  27,874,427
                                                                                                             -------------
Shares outstanding ...................................................................................           2,894,500
                                                                                                             -------------
Net asset value and offering price per share .........................................................       $        9.63
                                                                                                             =============
Class Y:
Net assets ...........................................................................................       $     194,048
                                                                                                             -------------
Shares outstanding ...................................................................................              20,145
                                                                                                             -------------
Net asset value, offering price and redemption value per share .......................................       $        9.63
                                                                                                             =============


                See accompanying notes to financial statements

PAINEWEBBER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS


                                                                                                      For the Six
                                                                                                     Months Ended
                                                                                                     May 31, 1998
                                                                                                      (unaudited)
                                                                                                      ----------
Investment income:
Interest......................................................................................        $3,935,295
                                                                                                      ----------

Expenses:
Investment advisory and administration........................................................           364,862
Service fees--Class A.........................................................................            34,847
Service and distribution fees--Class B........................................................           219,414
Service and distribution fees--Class C........................................................            95,496
State registration fees.......................................................................            37,149
Legal and audit...............................................................................            30,922
Amortization of organizational expenses.......................................................            30,025
Transfer agency and service fees..............................................................            29,718
Reports and notices to shareholders...........................................................            24,549
Custody and accounting........................................................................            23,894
Trustees' fees................................................................................             5,250
Other expenses................................................................................             6,992
                                                                                                      ----------
                                                                                                         903,118
                                                                                                      ----------

Net investment income.........................................................................         3,032,177
                                                                                                      ----------
Realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
   Investment transactions....................................................................         1,316,122
   Foreign currency transactions..............................................................           121,940
   Futures contracts (51,984)
Net change in unrealized appreciation/depreciation of:
   Investments................................................................................          (714,661)
   Other assets, liabilities and forward contracts denominated in foreign currencies..........            95,632
                                                                                                      ----------

Net realized and unrealized gain from investment activities...................................           767,049
                                                                                                      ----------

Net increase in net assets resulting from operations..........................................        $3,799,226
                                                                                                      ==========


                See accompanying notes to financial statements

PAINEWEBBER STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         For the Six
                                                                                        Months Ended      For the Year Ended
                                                                                        May 31, 1998          November 30,
                                                                                         (unaudited)             1997
                                                                                        -------------        -------------
From operations:
Net investment income ...........................................................       $   3,032,177        $   4,717,532
Net realized gains from investment transactions .................................           1,316,122            1,441,648
Net realized gains from foreign currency transactions ...........................             121,940              403,175
Net realized losses from futures contracts ......................................             (51,984)            (119,664)
Net change in unrealized appreciation/depreciation of investments ...............            (714,661)            (281,272)
Net change in unrealized appreciation/depreciation of other assets,
   liabilities and forward contracts denominated in foreign currencies ..........              95,632               19,954
                                                                                        -------------        -------------
Net increase in net assets resulting from operations ............................           3,799,226            6,181,373
                                                                                        -------------        -------------

Dividends and distribution to shareholders from:
Net investment income--Class A ..................................................            (980,305)          (1,027,714)
Net investment income--Class B ..................................................          (1,361,842)          (2,331,023)
Net investment income--Class C ..................................................            (822,659)          (1,211,577)
Net investment income--Class Y ..................................................              (2,649)                  --
Net realized gains from foreign currency transactions--Class A ..................             (82,573)                  --
Net realized gains from foreign currency transactions--Class B ..................            (159,683)                  --
Net realized gains from foreign currency transactions--Class C ..................             (89,620)                  --
Net realized gains from foreign currency transactions--Class Y ..................                  --                   --
                                                                                        -------------        -------------
Total dividends and distribution to shareholders ................................          (3,499,331)          (4,570,314)
                                                                                        -------------        -------------

From beneficial interest transactions:
Net proceeds from the sale of shares ............................................          34,279,398           37,659,276
Cost of shares repurchased ......................................................         (13,854,172)         (20,186,322)
Proceeds from dividends reinvested ..............................................           1,922,432            2,297,795
                                                                                        -------------        -------------
Net increase in net assets from beneficial interest transactions ................          22,347,658           19,770,749
                                                                                        -------------        -------------
Net increase in net assets ......................................................          22,647,553           21,381,808

Net assets:
Beginning of period .............................................................          85,675,936           64,294,128
                                                                                        -------------        -------------
End of period (including undistributed net investment
   income of $8,965 and $476,119, respectively) .................................       $ 108,323,489        $  85,675,936
                                                                                        =============        =============


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Strategic Income Fund (the "Fund") is a series of PaineWebber Securities Trust (the "Trust") which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

   Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a period not to exceed sixty months from the commencement of operations.

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc.("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation. Other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

   Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

   (2) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   Although the Fund's net assets including the market values of the Fund's investments are presented at the foreign exchange rates at the close of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations.

   Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.

   The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash, U.S. government securities or liquid debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

   Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

   Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily uses financial futures contracts to manage duration or for hedging purposes and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times.

   Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region. Mortgage securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of risk of prepayments. Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. At May 31, 1998, the Fund owed Mitchell Hutchins $68,606 in investment advisory and administration fees.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at an annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C shares, respectively. At May 31, 1998, the Fund owed Mitchell Hutchins $64,133 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for six months ended May 31, 1988, it earned $122,187 in sales charges.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended May 31, 1998, PaineWebber earned $6,750 as the Fund's lending agent. At May 31, 1998, the Fund owed PaineWebber $413 for security lending fees.

   As of May 31, 1998, the Fund's custodian held cash and/or cash equivalents having an aggregate value of $8,738,270 as collateral for portfolio securities loaned having a market value of $8,420,382, which was invested in the following money market funds:

   Number of
    Shares                                                           Value
  ----------                                                      ----------
  4,742,589  Liquid Assets Portfolio ........................     $4,742,589
  3,264,152  Prime Portfolio ................................      3,264,152
    731,523  TempCash Portfolio .............................        731,523
          6  TempFund Portfolio .............................              6
                                                                  ----------
                                                                  $8,738,270
                                                                  ==========

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be used for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For six months ended May 31, 1998, the Fund did not borrow under the Facility.

TRANSFER AGENCY AND RELATED SERVICES FEES

   PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the six months ended May 31, 1998, PaineWebber received from PFPC, Inc., approximately 51% of the total transfer agency and related services fees collected by PFPC.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at May 31, 1998, was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



   At May 31, 1998, the components of the net unrealized appreciation of investments were as follows:

   Gross appreciation (investments having an excess of value over cost) .....................     $ 3,643,332
   Gross depreciation (investments having an excess of cost over value) .....................      (2,243,501)
                                                                                                  -----------
   Net unrealized appreciation of investments ...............................................     $ 1,399,831
                                                                                                  ===========

   For the six months ended May 31, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

   Purchases ................................................................................   $ 114,900,066
   Sales ....................................................................................     $92,079,716

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At November 30, 1997, the Fund had a net capital loss carryforward of $6,682,965 that will expire between November 30, 2002 and November 30, 2004. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                                             Class A                        Class B
                                                  ----------------------------    ----------------------------
                                                     Shares          Amount          Shares          Amount
                                                  ------------    ------------    ------------    ------------
For the six months ended May 31, 1998:
Shares sold ...................................      1,465,680    $ 14,155,018       1,158,987    $ 11,176,468
Shares repurchased ............................       (425,858)     (4,111,310)       (523,387)     (5,042,515)
Shares converted from Class B to Class A ......        233,651       2,253,046        (233,894)     (2,253,046)
Dividends reinvested ..........................         65,834         634,213          69,775         671,131
                                                  ------------    ------------    ------------    ------------
Net increase ..................................      1,339,307    $ 12,930,967         471,481    $  4,552,038
                                                  ============    ============    ============    ============


For the year ended November 30, 1997:
Shares sold ...................................      1,323,471    $ 12,562,022       1,645,373    $ 15,619,132
Shares repurchased ............................       (533,352)     (5,055,445)     (1,111,544)    (10,459,216)
Shares converted from Class B to Class A ......        269,574       2,559,838        (269,858)     (2,559,838)
Dividends reinvested ..........................         58,112         550,801         101,851         961,303
                                                  ------------    ------------    ------------    ------------
Net increase ..................................      1,117,805    $ 10,617,216         365,822    $  3,561,381
                                                  ============    ============    ============    ============

                                                            Class C                         Class Y
                                                  ----------------------------    ----------------------------
                                                     Shares          Amount          Shares          Amount
                                                  ------------    ------------    ------------    ------------
For the six months ended May 31, 1998:
Shares sold ...................................      6,672,233    $  6,483,212          21,857    $    211,654
Shares repurchased ............................       (251,860)     (2,428,067)         (1,987)        (19,234)
Shares converted from Class B to Class A ......             --              --              --              --
Dividends reinvested ..........................         63,838         614,440             274           2,648
                                                  ------------    ------------    ------------    ------------
Net increase ..................................        484,211    $  4,666,881          20,144    $    195,068
                                                  ============    ============    ============    ============


For the year ended November 30, 1997:
Shares sold ...................................        997,764    $  9,478,122              --              --
Shares repurchased ............................       (496,197)     (4,671,661)             --              --
Shares converted from Class B to Class A ......             --              --              --              --
Dividends reinvested ..........................         83,102         785,691              --              --
                                                  ------------    ------------    ------------    ------------
Net increase ..................................        584,669    $  5,592,152              --              --
                                                  ============    ============    ============    ============

PAINEWEBBER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                         Class A
                                                         -------------------------------------------------------------------------
                                                                                      For the Period               For the Period
                                                          For the Six      For the   February 1, 1996   For the   February 7, 1994+
                                                         Months Ended     Year Ended      through     Year Ended       through
                                                         May 31, 1998    November 30,   November 30,  January 31,    January 31,
                                                          (unaudited)        1997           1996          1996          1995
                                                           ----------     ----------     ---------     ---------     ----------
Net asset value, beginning of period ....................  $     9.60     $     9.37     $    8.99     $    8.60     $    10.00
                                                           ----------     ----------     ---------     ---------     ----------
Net investment income ...................................        0.31           0.74          0.57          0.67           0.74
Net realized and unrealized gains (losses)
     from investments, foreign currency and futures .....        0.11           0.17          0.39          0.59          (1.49)
                                                           ----------     ----------     ---------     ---------     ----------
Net increase (decrease) from
     investment operations ..............................        0.42           0.91          0.96          1.26          (0.75)
                                                           ----------     ----------     ---------     ---------     ----------
Dividends from net investment income ....................       (0.34)         (0.68)        (0.58)        (0.77)         (0.65)
Distributions from net realized gains
     from foreign currency transactions .................       (0.04)            --            --         (0.10)            --
                                                           ----------     ----------     ---------     ---------     ----------
Total dividends and distributions to shareholders .......       (0.38)         (0.68)        (0.58)        (0.87)         (0.65)
                                                           ----------     ----------     ---------     ---------     ----------
Net asset value, end of period ..........................  $     9.64     $     9.60     $    9.37     $    8.99     $     8.60
                                                           ==========     ==========     =========     =========     ==========

Total investment return (1) .............................        4.36%         10.04%        11.14%        15.27%         (7.61)%
                                                           ==========     ==========     =========     =========     ==========

Ratios/Supplemental data:
Net assets, end of period (000's) .......................  $   33,900     $   20,909     $   9,944     $   9,841     $   11,148
Expenses to average net assets (2) ......................        1.37%*         1.65%         1.89%*        1.74%          1.49%*
Net investment income to average net assets .............        7.44%*         7.35%         7.69%*        8.52%          8.06%*
Portfolio turnover rate .................................         100%           140%          101%           91%           117%


-----------------
+   Commencement of operations

*   Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, B and C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended November 30, 1997 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets would have been 1.66% for Class A, 2.45% for Class B and 2.18% for Class C shares.

                                                                                       Class B
                                                      --------------------------------------------------------------------------
                                                                                    For the Period                For the Period
                                                      For the Six        For the   February 1, 1996     For the  February 7, 1994+
                                                      Months Ended      Year Ended      through       Year Ended       through
                                                      May 31, 1998     November 30,   November 30,    January 31,    January 31,
                                                       (unaudited)         1997           1996           1996           1995
                                                        ----------      ----------     ----------     ----------     ----------
Net asset value, beginning of period .................  $     9.59      $     9.36     $     8.98     $     8.60     $    10.00
                                                        ----------      ----------     ----------     ----------     ----------
Net investment income ................................        0.27            0.67           0.51           0.60           0.66
Net realized and unrealized gains (losses)
     from investments, foreign currency and futures...        0.10            0.16           0.39           0.59          (1.47)
                                                        ----------      ----------     ----------     ----------     ----------
Net increase (decrease) from
     investment operations ...........................        0.37            0.83           0.90           1.19          (0.81)
                                                        ----------      ----------     ----------     ----------     ----------
Dividends from net investment income .................       (0.30)          (0.60)         (0.52)         (0.71)         (0.59)
Distributions from net realized gains
     from foreign currency transactions ..............       (0.04)             --             --          (0.10)            --
                                                        ----------      ----------     ----------     ----------     ----------
Total dividends and distributions to shareholders ....       (0.34)          (0.60)         (0.52)         (0.81)         (0.59)
                                                        ----------      ----------     ----------     ----------     ----------
Net asset value, end of period .......................  $     9.62      $     9.59     $     9.36     $     8.98     $     8.60
                                                        ==========      ==========     ==========     ==========     ==========

Total investment return (1) ..........................        3.86%           9.20%         10.46%         14.37%         (8.22)%
                                                        ==========      ==========     ==========     ==========     ==========

Ratios/Supplemental data:
Net assets, end of period (000's) ....................  $   46,355      $   41,650     $   37,249     $   40,653     $   40,710
Expenses to average net assets (2) ...................        2.15%*          2.43%          2.63%*         2.49%          2.24%*
Net investment income to average net assets ..........        6.29%*          6.56%          6.93%*         7.77%          7.46%*
Portfolio turnover rate ..............................         100%            140%           101%            91%           117%

                                                                                       Class C
                                                      ---------------------------------------------------------------------------
                                                                                    For the Period                For the Period
                                                        For the Six       For the  February 1, 1996    For the   February 7, 1994+
                                                      Months Ended     Year Ended      through        Year Ended       through
                                                      May 31, 1998    November 30,   November 30,     January 31,    January 31,
                                                       (unaudited)        1997           1996            1996            1995
                                                        ----------     ----------     ----------      ----------     ----------
Net asset value, beginning of period .................  $     9.59     $     9.37     $     8.98      $     8.60     $    10.00
                                                        ----------     ----------     ----------      ----------     ----------
Net investment income ................................        0.28           0.70           0.53            0.62           0.69
Net realized and unrealized gains (losses)
     from investments, foreign currency and futures...        0.11           0.15           0.40            0.59          (1.48)
                                                        ----------     ----------     ----------      ----------     ----------
Net increase (decrease) from
     investment operations ...........................        0.39           0.85           0.93            1.21          (0.79)
                                                        ----------     ----------     ----------      ----------     ----------
Dividends from net investment income .................       (0.31)         (0.63)         (0.54)          (0.73)         (0.61)
Distributions from net realized gains
     from foreign currency transactions ..............       (0.04)            --             --           (0.10)            --
                                                        ----------     ----------     ----------      ----------     ----------
Total dividends and distributions to shareholders ....       (0.35)         (0.63)         (0.54)          (0.83)         (0.61)
                                                        ----------     ----------     ----------      ----------     ----------
Net asset value, end of period .......................  $     9.63     $     9.59     $     9.37      $     8.98     $     8.60
                                                        ==========     ==========     ==========      ==========     ==========

Total investment return (1) ..........................        4.10%          9.37%         10.80%          14.63%         (8.02)%
                                                        ==========     ==========     ==========      ==========     ==========

Ratios/Supplemental data:
Net assets, end of period (000's) ....................  $   27,874     $   23,117     $   17,101      $   19,232     $   21,208
Expenses to average net assets (2) ...................        1.89%*         2.17%          2.38%*          2.24%          1.98%*
Net investment income to average net assets ..........        6.52%*         6.82%          7.19%*          8.03%          7.62%*
Portfolio turnover rate ..............................         100%           140%           101%             91%           117%

                                                            Class Y
                                                         --------------
                                                         For the Period
                                                          February 17,
                                                         1998+ through
                                                         May 31, 1998
                                                          (unaudited)
                                                         --------------
Net asset value, beginning of period ..................     $  9.72
                                                            -------
Net investment income .................................        0.22
Net realized and unrealized gains (losses)
     from investments, foreign currency and futures....       (0.08)
                                                            -------
Net increase (decrease) from
     investment operations ............................        0.14
                                                            -------
Dividends from net investment income ..................       (0.23)
Distributions from net realized gains
     from foreign currency transactions ...............          --
                                                            -------
Total dividends and distributions to shareholders .....       (0.23)
                                                            -------
Net asset value, end of period ........................     $  9.63
                                                            =======

Total investment return (1) ...........................        1.67%
                                                            =======

Ratios/Supplemental data:
Net assets, end of period (000's) .....................     $   194
Expenses to average net assets (2) ....................        1.10%*
Net investment income to average net assets ...........        7.26%*
Portfolio turnover rate ...............................         100%

                     [This page intentionally left blank]

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President

Thomas J. Libassi
Vice President

Craig M. Varrelman
Vice President

Nirmal Singh
Vice President

Stuart Waugh
Vice President

INVESTMENT ADVISOR,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereof.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS
o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio


PAINEWEBBER MONEY MARKET FUND

                                 PaineWebber
                       (C) 1998 PainWebber Incorporated
                                 Member SIPC



PaineWebber


STRATEGIC
INCOME FUND


MAY 31, 1998


SEMIANNUAL REPORT